Investments - Equity Method Investment - Summarized Financial Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Almacantar Group S.A.
Summarized financial information - balance sheet
Current assets		$ 1,007,293	$ 906,085
Noncurrent assets		1,341,825	1,877,519
Current liabilities		577,660	553,219
Noncurrent liabilities		357,625	690,935
Summarized financial information - income statement
Revenues		173,646	130,333	$ 24,646
Operating (loss) profit	[1]	(14,562)	190,613	(47,082)
Net (loss) income		(21,038)	213,241	$ (37,059)
EXOR S.A. [Member] | Almacantar Group S.A.
Schedule of Equity Method Investments [Line Items]
Ownership percentage				36.00%
Summarized financial information - income statement
Purchase price				$ 539,000
Other invested assets | Almacantar Group S.A.
Summarized financial information - income statement
Investment carrying value		498,000	$ 538,000
Other invested assets | EXOR S.A. [Member]
Summarized financial information - income statement
Investment carrying value		$ 11,000

[1]	Operating profit referred to in the table above includes revenues, cost of sales, and unrealized gains on properties.